Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per share
26.	Earnings per share

The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	2016	2017	2018
Numerator:
Net loss attributable to Bitauto Holdings Limited	(541,345)	(1,611,114)	(608,352)
(Loss)/Income allocation to participating securities of subsidiaries	-	(2,936)	28,336
Numerator for basic net loss per share	(541,345)	(1,614,050)	(580,016)
Dilutive effect of redeemable convertible preference shares and share options of subsidiaries	-	(11,036)	-
Numerator for diluted net loss per share	(541,345)	(1,625,086)	(580,016)
Denominator:
Weighted average number of shares - basic	65,160,205	70,154,910	71,305,353
Dilutive effect of potentially issuable ordinary shares	-	-	-
Weighted average number of shares - diluted	65,160,205	70,154,910	71,305,353

Net loss per ordinary share - basic	(8.31)	(23.01)	(8.13)
Net loss per ordinary share - diluted	(8.31)	(23.16)	(8.13)

The redeemable convertible preference shares were not included in the calculation of diluted net loss per share because they are anti-dilutive for the years ended December 31 2016 and December 31 2018.

The weighted average number of shares, that could potentially dilute basic net loss per share in the future including incremental shares of ordinary shares issuable upon the exercise of share options and RSUs, and conversion of convertible debt, but were not included in the computation of diluted net loss per share because they were anti-dilutive for the years presented, are 4,030,651, 8,126,552 and 6,412,017 for the years ended December 31, 2016, 2017 and 2018.